The following are the minimum amounts due on the notes as of January 31, 2021: (Details) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Short-term Debt [Line Items]
Minimum amount due on note	$ 2,856,469	$ 2,030,579	$ 625,597
Total, Debt	$ 2,856,469	2,030,579	$ 625,597
Promissory Note Four [Member]
Short-term Debt [Line Items]
Minimum amount due on note		1,140,206
Total, Debt		1,140,206
Promissory Note Five [Member]
Short-term Debt [Line Items]
Minimum amount due on note		886,165
Total, Debt		886,165
Promissory Note Six [Member]
Short-term Debt [Line Items]
Minimum amount due on note		4,208
Total, Debt		$ 4,208